OTHER CURRENT AND LONG-TERM LIABILITIES - Disclosure of detailed information about undiscounted contractual payments relating to current and future lease liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 11,298	$ 5,415
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,584	1,266
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,557	691
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,602	648
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,581	661
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,358	618
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 3,616	$ 1,531